Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Schedule of income taxes recognized in income	Income taxes recognized in the income statements can be detailed as follows:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Current year	$(53,462)	$(9,592)	$(27,162)
Income tax prior years	(383)	(2,080)	(12)
Current tax (expense)/benefit	(53,845)	(11,672)	(27,174)

Recognition of deferred tax assets	724,700	—	—
Originating and reversal of temporary differences	77,005	21,115	46,894
Deferred tax benefit	801,705	21,115	46,894

Total tax benefit	$747,860	$9,443	$19,720

Schedule of difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes	The difference between the provision for income taxes and the amount that would result from applying the Dutch statutory tax rate to income before provision for income taxes is as follows:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
(Profit)/Loss before taxes	$(85,180)	$304,496	$729,314
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates	(21,977)	78,560	188,163
Effect of intercompany asset deal/transaction	—	396	(112,200)
Effect of expenses not deductible in determining taxable	(5,383)	(2,674)	(1,570)
Effect of share based payment expenses that are not deductible in determining taxable results	(13,151)	(43,040)	(27,043)
Effect of stock issue expenses that are not taxable in determining taxable results	—	18,620	11,412
Effect of concessions	102,823	87,123	18,263
Effect of change of (de)recognition of deferred tax assets on tax losses	187,361	(2,282)	(194)
Effect of different tax rates in jurisdictions in which the company operates	4,169	(3,509)	(5,566)
Effect of change of (de)recognition of deferred tax assets	535,598	(124,457)	(51,320)
Effect of foreign exchange translation	(38,307)	—	—
Other 1)	(3,273)	706	(225)
Income tax (expense)/benefit recognized in the consolidated statements of profit or loss	$747,860	$9,443	$19,720
1) Comparative figures have been presented to be consistent with the one adopted in the current year.

Schedule of deferred tax assets and liability by type of temporary difference	The amount of deferred tax assets and liability by type of temporary difference can be detailed as follows:

	As of December 31, 2024
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Innovation income deduction	$122,306	$—	$122,306
Net operating loss carryforwards	177,599	—	177,599
Capitalized R&D expenses	312,420	—	312,420
Intangible assets	100,321	—	100,321
Accruals and allowances	25,037	—	25,037
Share-based payments	71,481	—	71,481
Profit in inventory	110,474	—	110,474
Other tax carryforwards	8,874		8,874
Property, plant and equipment	3,392	(3,012)	380
Non-current fixed assets	—	(6,289)	(6,289)
Other	2,265	(569)	1,696
Netting by taxable entity	(9,870)	9,870	—

Net deferred tax assets	$924,299	$—	$924,299

	As of December 31, 2023
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$13,189	$—	$13,189
Share-based payments	23,310	—	23,310
Profit in inventory	52,026	—	52,026
Other tax carryforwards	6,339	—	6,339
Property, plant and equipment	2,136	(1,550)	586
Non-current fixed assets	—	(5,155)	(5,155)
Other	1,760	—	1,760
Netting by taxable entity	(1,549)	1,550	1

Net deferred tax assets/(liabilities)	$97,211	$(5,155)	$92,056

	As of December 31, 2022
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets/(liabilities)
Accruals and allowances	$8,884	$—	$8,884
Share-based payments	26,887	—	26,887
Profit in inventory	29,711	—	29,711
R&D capitalized expense	11,316	—	11,316
Property, plant and equipment	856	(549)	307
Intangible assets	—	(3,430)	(3,430)
Non-current fixed assets	—	(4,975)	(4,975)
Other	2,117	—	2,117
Netting by taxable entity	(549)	549	—

Net deferred tax assets/(liabilities)	$79,222	$(8,406)	$70,817

Schedule of change in net deferred taxes

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2024	$97,211	$(5,155)
Recognized in profit or loss	758,264	5,155
Recognized in equity	30,846	—
Effects of change in foreign exchange rate	37,978	—
Balance on December 31, 2024	$924,299	$—

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2023	$79,222	$(8,406)
Recognized in profit or loss	17,685	3,430
Recognized in equity	381	—
Effects of change in foreign exchange rate	(77)	(179)
Balance on December 31, 2023	$97,211	$(5,155)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance on January 1, 2022	$32,191	$(6,438)
Recognized in profit or loss	49,075	(2,180)
Recognized in equity	(1,960)	—
Effects of change in foreign exchange rate	(84)	212
Balance on December 31, 2022	$79,222	$(8,406)